Accounting principles - Going concern (Details) € in Thousands, $ in Millions										3 Months Ended		12 Months Ended
		Nov. 18, 2024 EUR (€)	Nov. 18, 2024 USD ($)	Dec. 29, 2023 EUR (€)	Dec. 29, 2023 USD ($)	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	Nov. 04, 2022 EUR (€)	Nov. 04, 2022 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Going Concern
Cash and cash equivalents												€ 96,564	€ 26,918	€ 86,736	€ 86,553
Capital increase	[1]											57,338	€ 30,589	€ 8,827
Minimum
Going Concern
Estimated additional funding required in next twelve months to cover obligations												40,000
Maximum
Going Concern
Estimated additional funding required in next twelve months to cover obligations												€ 45,000
Licensing and collaboration agreement with CTTQ
Going Concern
Amount received on licensing arrangements		€ 9,500	$ 9.5	€ 2,600	$ 2.8	€ 1,700	$ 1.9	€ 11,500	$ 11.4
Receipt of payments under Licensing arrangements | Licensing and collaboration agreement with CTTQ | Forecast
Going Concern
Amount received on licensing arrangements | $											$ 10.0
Financing through fund raising | 2024 Financing arrangement in three tranches | Forecast
Going Concern
Capital increase										€ 116,000

[1]	Including subscriptions to BSA share warrants for €6 thousand, €2 thousand, and €0 thousand for the period ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively.